Acquisitions - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Integration and acquisition-related transaction costs		$ 4.5	$ 1.4
Goodwill		23.2	23.2
Karel
Disclosure of detailed information about business combination [line items]
Integration and acquisition-related transaction costs	$ 1.4
Cash purchase price	14.9
Goodwill	$ 3.7	$ 3.7	$ 3.7
Percentage of goodwill that is tax deductible	66.67%